UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ          November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $121,344
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                FORM 13F INFORMATION TABLE
                                               Redwood Capital Management, LLC
                                                     September 30, 2007

COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------         -----      --------  -------  --- ----   ----------  --------  ----     ------  ----
ALLIANCE DATA SYSTEMS CORP         COM         018581108    3,872     50,000   SH         Sole        none      50,000
AMERICAN INTL GROUP INC            COM         026874107    6,089     90,000   SH         Sole        none      90,000
AMR CORP                           COM         001765106    2,675    120,000   SH         Sole        none     120,000
ARCHSTONE SMITH TR                 COM         039583109    6,766    112,500   SH         Sole        none     112,500
BURLINGTON NORTHN SANTA FE C       COM         12189T104    3,447     42,462   SH         Sole        none      42,462
CELANESE CORP DEL               COM SER A      150870103    5,598    143,619   SH         Sole        none     143,619
CERIDIAN CORP NEW                  COM         156779100      910     26,200   SH         Sole        none      26,200
CVS CAREMARK CORPORATION           COM         126650100   11,241    283,650   SH         Sole        none     283,650
DADE BEHRING HLDGS INC             COM         23342J206      802     10,500   SH         Sole        none      10,500
DOMTAR CORP                        COM         257559104    4,550    554,850   SH         Sole        none     554,850
GEOEYE INC                         COM         37250W108   10,300    400,000   SH         Sole        none     400,000
GOODYEAR TIRE & RUBR CO            COM         382550101    6,544    215,180   SH         Sole        none     215,180
HD PARTNERS ACQUISITION CORP       COM         40415K100    5,398    715,000   SH         Sole        none     715,000
HD PARTNERS ACQUISITION CORP   W EXP 06/01/201 40415K118      196    275,451   SH         Sole        none     275,451
HUNTSMAN CORP                      COM         447011107    1,555     58,710   SH         Sole        none      58,710
INNOPHOS HOLDINGS INC              COM         45774N108    1,291     84,679   SH         Sole        none      84,679
INTERTAPE POLYMER GROUP INC        COM         460919103      530    155,970   SH         Sole        none     155,970
IPCS INC                         COM NEW       44980Y305    3,640    105,850   SH         Sole        none     105,850
LIONS GATE ENTMNT CORP           COM NEW       535919203    5,866    568,980   SH         Sole        none     568,980
MEDIA GEN INC                      CL A        584404107   10,030    364,600   SH         Sole        none     364,600
NORTEL INVERSORA S A           SPON ADR PFD B  656567401    9,522    450,235   SH         Sole        none     450,235
NRG ENERGY INC                   COM NEW       629377508    6,344    150,000   SH         Sole        none     150,000
PINNACLE AIRL CORP                 COM         723443107    2,559    159,718   SH         Sole        none     159,718
QUALCOMM INC                       COM         747525103    3,592     85,000   SH         Sole        none      85,000
SPRINT NEXTEL CORP               COM FON       852061100    7,095    373,409   SH         Sole        none     373,409
TERRESTAR CORP                     COM         881451108      932     96,780   SH         Sole        none      96,780



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